Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)(5)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(4)(5)	Value of Initial Fixed $100 Investment Based on(6)		Net Income (Loss) ($ in millions)	Company Selected Measure ($ in millions)(8)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(7)
2023	4,973,764	2,304,429	7,528,568	2,255,270	54.38	200.34	107.3	498.6
2022	834,971	(9,307,765)	13,992,890	(3,364,287)	88.56	120.35	63.2	447.8
2021	1,309,234	12,173,581	9,189,778	18,433,785	188.82	187.38	94.9	306.6
2020	4,853,682	42,135,178	3,984,402	52,546,756	141.85	135.92	(36.4)	226.0

Company Selected Measure Name	AOI
Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Schuck, our CEO, for each corresponding year as reported in the “Total” column of the “Summary Compensation Table” in this Proxy Statement.The dollar amounts reported in this column represent the average of the total amounts reported for our other named executive officers, for each corresponding year in the “Total” column of the “Summary Compensation Table” in of the Proxy Statement. The individuals comprising the Non-PEO NEOs for each presented year are listed below:
2023 - Messrs. Hyzer, Hays, and Dasdan
2022 and 2021 – Messrs. Hyzer and Hays and our former Chief Technology Officer, Nir Keren
	2020 – Messrs. Hays and Keren
Peer Group Issuers, Footnote	The Peer Group Total Shareholder Return set forth in this table utilizes the Nasdaq Computer Index (^IXCO).
PEO Total Compensation Amount	$ 4,973,764	$ 834,971	$ 1,309,234	$ 4,853,682
PEO Actually Paid Compensation Amount	$ 2,304,429	(9,307,765)	12,173,581	42,135,178
Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Schuck in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Schuck during the applicable year. Note the “Year over Year change in Fair Value of Outstanding and Unvested Equity Awards” for 2021 and 2022 and “Year over Year Change in Fair Value of Equity Awards Granted in the Prior Years that Vested in the Year” for 2022 was incorrectly calculated in the corresponding table of adjustments in Company’s proxy statement for the fiscal year ended December 31, 2022 and has been corrected in the table below.

Description	2020 ($)	2021 ($)	2022 ($)	2023 ($)
Change in Pension Value Deduction	—	—	—	—
Pension Service Cost Addition	—	—	—	—
Prior Pension Service Cost Addition	—	—	—	—
Deductions from SCT “Stock Awards” Column Value	(3,765,600)	—	—	(4,412,514)
Stock and Option Awards Adjustment	41,047,096	10,864,347	(10,142,736)	1,743,179
Year End Fair Value of Unvested Equity Awards Granted in the Year	13,448,622	—	—	3,301,796
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	20,213,448	7,599,443	(6,954,599)	(1,185,286)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—	—
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	7,385,026	3,264,904	(3,188,137)	(373,331)
Fair Value at the End of the Prior Year of Equity Awards that Faired to Meet Vesting Conditions in the Year	—	—	—	—
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—
Total Added (or Deducted)	37,281,496	10,864,347	(10,142,736)	(2,669,335)

Non-PEO NEO Average Total Compensation Amount	$ 7,528,568	13,992,890	9,189,778	3,984,402
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,255,270	(3,364,287)	18,433,785	52,546,756
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for the Non-PEO NEOs the following adjustments were made to the amounts reported in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, our other named executive officers as a group during the applicable year. Note the “Year over Year change in Fair Value of Outstanding and Unvested Equity Awards” for 2020, 2021 and 2022 and “Year over Year Change in Fair Value of Equity Awards Granted in the Prior Years that Vested in the Year” for 2021 and 2022 was incorrectly calculated in the corresponding table of adjustments in Company’s proxy statement for the fiscal year ended December 31, 2022 and has been corrected in the table below.

Description	2020 ($)	2021 ($)	2022 ($)	2023 ($)
Change in Pension Value Deduction	—	—	—	—
Pension Service Cost Addition	—	—	—	—
Prior Pension Service Cost Addition	—	—	—	—
Deductions from SCT “Stock Awards” Column Value	(2,883,104)	(8,233,367)	(13,316,703)	(7,051,863)
Stock and Option Awards Adjustment	51,445,458	17,477,374	(4,040,474)	1,778,565
Year End Fair Value of Unvested Equity Awards Granted in the Year	7,086,571	10,006,426	8,586,920	4,300,410
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	20,219,116	5,498,770	(7,522,254)	(2,621,274)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	184,636	1,012,114
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	24,139,771	1,972,178	(5,289,776)	(912,685)
Fair Value at the End of the Prior Year of Equity Awards that Faired to Meet Vesting Conditions in the Year	—	—	—	—
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—
Total Added (or Deducted)	48,562,354	9,244,007	(17,357,177)	(5,273,298)

Equity Valuation Assumption Difference, Footnote	When calculating amounts of “compensation actually paid” for purposes of this table, the fair value of each equity award was estimated as of the relevant valuation date in accordance with FASB ASC Topic 718 as described in Note 2 to our financial statements for the fiscal year ended December 31, 2023 included in the Company’s Annual Report on Form 10-K filed with the SEC on February 16, 2024. The assumptions used were not materially changed from those described in Note 2 but were updated at each valuation date to reflect the then-current value of each variable.
Compensation Actually Paid vs. Total Shareholder Return
The following charts show the relationship between (1) PEO CAP and average non-PEO named executive officer CAP (each as calculated pursuant to the Rule) and (2) the cumulative total shareholder return of the Company for its last three completed fiscal (calendar) years. The charts also provide a comparison of the Company’s total shareholder return to the Compensation Comparison Group (“CCG”) total shareholder return for the four-year period. The Company uses the Nasdaq Computer Index (^IXCO) as its CCG.

	PEO Compensation vs. Company and CCG TSR
	2020	2021	2022	2023
PEO Compensation	42,135,178	12,173,581	(9,307,765)	2,304,429
Company TSR	141.85	188.82	88.56	54.38
CCG TSR	135.92	187.38	120.35	200.34

	NEO Compensation vs. Company and CCG TSR
	2020	2021	2022	2023
NEO Average Compensation	52,546,756	18,433,785	(3,364,287)	2,255,270
Company TSR	141.85	188.82	88.56	54.38
CCG TSR	135.92	187.38	120.35	200.34

Compensation Actually Paid vs. Net Income
The following charts show the relationship between (1) PEO CAP and the average non-PEO named executive officer CAP (each as calculated pursuant to the Rule) and (2) the net income (loss) of the Company for the last four fiscal years.

	PEO Compensation vs. Net Income (Loss)
	2020	2021	2022	2023
PEO Compensation	42,135,178	12,173,581	(9,307,765)	2,304,429
Net Income (Loss)	(36,400,000)	94,900,000	63,200,000	107,300,000

	NEO Compensation vs. Net Income (Loss)
	2020	2021	2022	2023
NEO Average Compensation	52,546,756	18,433,785	(3,364,287)	2,255,270
Net Income (Loss)	(36,400,000)	94,900,000	63,200,000	107,300,000

Compensation Actually Paid vs. Company Selected Measure
The following charts show the relationship between (1) PEO CAP and the average non-PEO named executive officer CAP (each as calculated pursuant to the Rule) and (2) AOI for the last four fiscal years.

	PEO Compensation vs. AOI
	2020	2021	2022	2023
PEO Compensation	42,135,178	12,173,581	(9,307,765)	2,304,429
AOI	226,000,000	306,600,000	447,800,000	498,600,000

	NEO Compensation vs. AOI
	2020	2021	2022	2023
NEO Average Compensation	52,546,756	18,433,785	(3,364,287)	2,255,270
AOI	226,000,000	306,600,000	447,800,000	498,600,000

Total Shareholder Return Vs Peer Group
The following charts show the relationship between (1) PEO CAP and average non-PEO named executive officer CAP (each as calculated pursuant to the Rule) and (2) the cumulative total shareholder return of the Company for its last three completed fiscal (calendar) years. The charts also provide a comparison of the Company’s total shareholder return to the Compensation Comparison Group (“CCG”) total shareholder return for the four-year period. The Company uses the Nasdaq Computer Index (^IXCO) as its CCG.

	PEO Compensation vs. Company and CCG TSR
	2020	2021	2022	2023
PEO Compensation	42,135,178	12,173,581	(9,307,765)	2,304,429
Company TSR	141.85	188.82	88.56	54.38
CCG TSR	135.92	187.38	120.35	200.34

	NEO Compensation vs. Company and CCG TSR
	2020	2021	2022	2023
NEO Average Compensation	52,546,756	18,433,785	(3,364,287)	2,255,270
Company TSR	141.85	188.82	88.56	54.38
CCG TSR	135.92	187.38	120.35	200.34

Tabular List, Table	AOI •Net New ARR •Free Cash Flow Per Share Growth •Net Revenue Retention
Total Shareholder Return Amount	$ 54.38	88.56	188.82	141.85
Peer Group Total Shareholder Return Amount	200.34	120.35	187.38	135.92
Net Income (Loss)	$ 107,300,000	$ 63,200,000	$ 94,900,000	$ (36,400,000)
Company Selected Measure Amount	498,600,000	447,800,000	306,600,000	226,000,000
PEO Name	Mr. Schuck
Additional 402(v) Disclosure	Total shareholder return as calculated based on a fixed investment of one hundred dollars measured at the market close on June 4, 2020, the date our stock commenced trading on the Nasdaq Global Select Market through and including the end of the fiscal year for each year reported in the table as required by the Rule.For purposes of the Rule, we have identified AOI as our Company-Selected Measure. See Appendix A for a reconciliation of AOI to its most directly comparable GAAP financial measure.
Measure:: 1
Pay vs Performance Disclosure
Name	•AOI
Measure:: 2
Pay vs Performance Disclosure
Name	•Net New ARR
Measure:: 3
Pay vs Performance Disclosure
Name	•Free Cash Flow Per Share Growth
Measure:: 4
Pay vs Performance Disclosure
Name	•Net Revenue Retention
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,669,335)	$ (10,142,736)	$ 10,864,347	$ 37,281,496
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Prior Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,412,514)	0	0	(3,765,600)
PEO | Stock and Option Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,743,179	(10,142,736)	10,864,347	41,047,096
PEO | Equity Awards Granted, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,301,796	0	0	13,448,622
PEO | Equity Awards, Change In Fair Value, Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,185,286)	(6,954,599)	7,599,443	20,213,448
PEO | Equity Awards, Vested And Granted, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(373,331)	(3,188,137)	3,264,904	7,385,026
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards, Value of Dividends or Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,273,298)	(17,357,177)	9,244,007	48,562,354
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Prior Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,051,863)	(13,316,703)	(8,233,367)	(2,883,104)
Non-PEO NEO | Stock and Option Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,778,565	(4,040,474)	17,477,374	51,445,458
Non-PEO NEO | Equity Awards Granted, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,300,410	8,586,920	10,006,426	7,086,571
Non-PEO NEO | Equity Awards, Change In Fair Value, Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,621,274)	(7,522,254)	5,498,770	20,219,116
Non-PEO NEO | Equity Awards, Vested And Granted, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,012,114	184,636	0	0
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(912,685)	(5,289,776)	1,972,178	24,139,771
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards, Value of Dividends or Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0